Schedule of Income (Loss) Before Income Taxes and Equity in Earnings of Affiliates and Provision for Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Domestic - Income (loss) before income taxes and equity in earnings of affiliates	¥ 17,156	¥ (21,001)	¥ (11,415)
Foreign - Income (loss) before income taxes and equity in earnings of affiliates	41,017	(10,936)	55,584
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Current/Domestic - Provision for income taxes	5,647	13,302	(2,821)
Current/Foreign - Provision for income taxes	15,432	19,007	24,322
Current Income Tax Expense (Benefit), Total	21,079	32,309	21,501
Deferred/Domestic - Provision for income taxes	(1,873)	(15,443)	415
Deferred/Foreign - Provision for income taxes	1,632	(8,643)	494
Deferred Income Tax Expense (Benefit), Total	(241)	(24,086)	909
Consolidated provision for income taxes	¥ 20,838	¥ 8,223	¥ 22,410